Cost of services (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost of services
Wages and salaries	$ 242,237	$ 231,753	$ 219,890
Maintenance	177,191	152,583	184,246
Security and insurance	161,351	170,549	176,197
Utilities (electric, cleaning and water)	177,250	210,158	189,238
Building lease	15,683	44,359	45,181
Allowance for doubtful accounts	(241)	(5,960)	(10,561)
Cost of hotel service	85,706	65,853	65,034
Employee statutory profit sharing	236	1,099	1,568
Equipment lease, fees and others	94,794	107,502	110,272
Cost of services	$ 954,207	$ 977,896	$ 981,065